Condensed Statement of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Total	IPO	Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock IPO	Common Stock	Common Stock IPO	Additional Paid-in Capital	Additional Paid-in Capital IPO	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Temporary Equity, Beginning Balance at Dec. 31, 2017			$ 234,418,000
Temporary Equity, Beginning Balance (shares) at Dec. 31, 2017			103,862,065
Temporary Equity, Issuance of Series D redeemable convertible preferred stock, net of issuance costs of $259			$ 134,567,000
Temporary Equity, Issuance of Series D redeemable convertible preferred stock, net of issuance costs of $259 (Shares)			43,352,179
Temporary equity, Adjustment to redemption value on redeemable convertible preferred stock			$ 23,299,000
Temporary Equity, Ending Balance at Dec. 31, 2018	$ 392,284,000		$ 392,284,000
Temporary Equity, Ending Balance (shares) at Dec. 31, 2018			147,214,244
Beginning Balance at Dec. 31, 2017	(215,937,000)				$ 1,000				$ (23,000)	$ (215,915,000)
Beginning Balance (shares) at Dec. 31, 2017					677,750
Adjustment to redemption value on redeemable convertible preferred stock	(23,299,000)						$ (1,103,000)			(22,196,000)
Stock option exercises	315,000						315,000
Stock option exercises (shares)					111,350
Stock-based compensation	788,000						788,000
Unrealized gain on available-for-salesecurities	(37,000)								(37,000)
Net loss	(49,780,000)									(49,780,000)
Ending Balance at Dec. 31, 2018	(287,950,000)				$ 1,000				(60,000)	(287,891,000)
Ending Balance (shares) at Dec. 31, 2018					789,100
Temporary Equity, Gain on extinguishment of redeemable convertible preferred stock			$ (117,417,000)
Temporary Equity, Costs to adjust the redemption value on redeemable convertible preferred stock			(181,000)
Temporary equity, Adjustment to redemption value on redeemable convertible preferred stock			134,760,000
Temporary Equity, Ending Balance at Sep. 30, 2019			$ 409,446,000
Temporary Equity, Ending Balance (shares) at Sep. 30, 2019			147,214,244
Adjustment to redemption value on redeemable convertible preferred stock	(134,760,000)						(966,000)			(133,794,000)
Stock option exercises	254,000						254,000
Stock option exercises (shares)					84
Common stock warrant exercises	76,000						76,000
Common stock warrant exercises (shares)					9
Stock-based compensation	636,000						636,000
Unrealized gain on available-for-salesecurities	102,000								102,000
Gain on extinguishment of redeemable convertible preferred stock	117,417,000									117,417,000
Costs to adjust the redemption value on redeemable convertible preferred stock	0				$ 0		0		0	0
Net loss	(48,853,000)									(48,853,000)
Ending Balance at Sep. 30, 2019	(353,078,000)				$ 1,000				42,000	(353,121,000)
Ending Balance (shares) at Sep. 30, 2019					882
Temporary Equity, Beginning Balance at Dec. 31, 2018	392,284,000		$ 392,284,000
Temporary Equity, Beginning Balance (shares) at Dec. 31, 2018			147,214,244
Temporary Equity, Gain on extinguishment of redeemable convertible preferred stock			$ (117,417,000)
Temporary Equity, Costs to adjust the redemption value on redeemable convertible preferred stock			(181,000)
Temporary equity, Adjustment to redemption value on redeemable convertible preferred stock			134,760,000
Temporary Equity, Ending Balance at Dec. 31, 2019	409,446,000		$ 409,446,000
Temporary Equity, Ending Balance (shares) at Dec. 31, 2019			147,214,244
Beginning Balance at Dec. 31, 2018	(287,950,000)				$ 1,000				(60,000)	(287,891,000)
Beginning Balance (shares) at Dec. 31, 2018					789,100
Adjustment to redemption value on redeemable convertible preferred stock	(134,760,000)						(966,000)			(133,794,000)
Stock option exercises	364,000						364,000
Stock option exercises (shares)					124,118
Common stock warrant exercises	76,000						76,000
Common stock warrant exercises (shares)					8,860
Stock-based compensation	883,000						883,000
Unrealized gain on available-for-salesecurities	82,000								82,000
Gain on extinguishment of redeemable convertible preferred stock	117,417,000									117,417,000
Net loss	(68,299,000)									(68,299,000)
Ending Balance at Dec. 31, 2019	(372,187,000)				$ 1,000		357,000		22,000	(372,567,000)
Ending Balance (shares) at Dec. 31, 2019					922,078
Temporary Equity, Issuance of Series D redeemable convertible preferred stock, net of issuance costs of $259			$ 126,758,000
Temporary Equity, Issuance of Series D redeemable convertible preferred stock, net of issuance costs of $259 (Shares)			57,782,000
Temporary Equity, Issuance of common stock on settlement of accrued dividend			$ (41,763,000)
Temporary Equity, Deemed dividend on settlement of accrued dividend			(42,530,000)
Temporary equity, Adjustment to redemption value on redeemable convertible preferred stock			$ 362,000
Temporary Equity, Cash exercises of Series C redeemable convertible preferred stock warrants (shares)			1,655,000
Temporary Equity, Cash exercises of Series C redeemable convertible preferred stock warrants			$ 4,288,000
Temporary Equity, Ending Balance (shares) at Sep. 30, 2020			0
Net of issuance costs	0				$ 0		0		0	0
Issuance of common stock on settlement of accrued dividend	41,763,000				5,000		41,758,000
Issuance of common stock on settlement of accrued dividend (shares)					4,850
Deemed dividend on settlement of accrued dividend	42,530,000						42,530,000
Adjustment to redemption value on redeemable convertible preferred stock	(362,000)						(362,000)
Issuance of common stock upon net exercises of Series B redeemable convertible preferred stock warrants	0				$ 0		0		0	0
Issuance of common stock upon net exercises of Serie B redeemable convertible preferred stock warrants (shares)					65
Conversion of Series A redeemable convertible preferred stock warrants to common stock warrants	1,252,000						1,252,000
Conversion of redeemable convertible preferred stock to common stock upon initial public offering	456,561,000			$ (456,561,000)	$ 26,000		456,535,000
Conversion of redeemable convertible preferred stock to common stock upon initial public offering (shares)				(206,651,000)	26,167
Issuance of common stock upon initial public offering, net of issuance costs		$ 254,805,000				$ 10,000		$ 254,795,000
Issuance of common stock upon initial public offering, net of issuance cost (shares)						10,294
Reclassification of redeemable convertible preferred stock warrant liability to equity	3,126,000						3,126,000
Stock option exercises	1,144,000						1,144,000
Stock option exercises (shares)					403
Stock-based compensation	15,171,000						15,171,000
Unrealized gain on available-for-salesecurities	(21,000)								(21,000)
Net loss	(89,449,000)									(89,449,000)
Ending Balance at Sep. 30, 2020	$ 354,333,000				$ 42,000		$ 816,306,000		$ 1,000	$ (462,016,000)
Ending Balance (shares) at Sep. 30, 2020					42,701